SCHEDULE OF CHANGES IN OPTIONS OUTSTANDING (Details) - Options [Member]	12 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding, beginning	573,333	583,333
Weighted average exercise price options outstanding, beginning	$ 0.75	$ 0.75
Options expired	(16,666)	(10,000)
Weighted average exercise price, options expired	$ 0.75	$ 0.75
Options outstanding, ending	556,667	573,333
Weighted average exercise price options outstanding, ending	$ 0.75	$ 0.75